DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers MSCI Emerging Markets Hedged Equity ETF

August 31, 2020 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 96.0%
Argentina - 0.1%
Globant SA*	547	$97,136
Telecom Argentina SA, ADR	1,430	9,667
YPF SA, ADR*	2,984	16,651

(Cost $119,947)		123,454

Brazil - 3.5%
Ambev SA	72,961	163,941
Atacadao SA	6,513	23,242
B2W Cia Digital*	3,674	75,170
B3 SA - Brasil Bolsa Balcao	32,763	351,641
Banco Bradesco SA	19,355	67,231
Banco BTG Pactual SA	3,812	55,894
Banco do Brasil SA	13,294	79,228
Banco Santander Brasil SA	5,651	29,170
BB Seguridade Participacoes SA	11,028	53,102
BRF SA*	9,071	32,436
CCR SA	18,270	44,454
Centrais Eletricas Brasileiras SA	3,714	24,073
Cia Brasileira de Distribuicao	2,537	29,410
Cia de Saneamento Basico do Estado de Sao Paulo	5,716	49,820
Cia Siderurgica Nacional SA	12,269	34,062
Cielo SA	12,095	10,067
Cogna Educacao	27,548	28,662
Cosan SA	2,540	38,597
CPFL Energia SA	3,841	20,150
Energisa SA	2,936	23,285
Engie Brasil Energia SA	3,082	23,982
Equatorial Energia SA	13,584	57,525
Hapvida Participacoes e Investimentos SA, 144A	3,509	41,460
Hypera SA	6,402	36,985
IRB Brasil Resseguros S/A	11,360	14,784
IRB Brasil Resseguros S/A*	4,535	5,728
JBS SA	16,547	67,777
Klabin SA	10,831	50,809
Localiza Rent a Car SA	9,543	84,012
Lojas Renner SA	12,217	96,938
Magazine Luiza SA	11,503	195,731
Multiplan Empreendimentos Imobiliarios SA	5,298	20,134
Natura & Co. Holding SA	11,703	105,399
Notre Dame Intermedica Participacoes SA	7,713	104,323
Petrobras Distribuidora SA	12,786	49,804
Petroleo Brasileiro SA	61,600	250,965
Porto Seguro SA	1,790	17,271
Raia Drogasil SA	3,555	69,951
Rumo SA*	17,741	73,185
Sul America SA	4,157	32,764
Suzano SA*	8,708	79,792
TIM Participacoes SA	14,140	36,960
Ultrapar Participacoes SA	10,731	38,078
Vale SA	59,013	642,858
Via Varejo S/A*	20,141	75,366
WEG SA	13,136	154,942

(Cost $2,935,999)		3,661,158

Chile - 0.5%
Aguas Andinas SA, Class A	52,645	15,777
Banco de Chile	704,646	58,901
Banco de Credito e Inversiones SA	914	28,802
Banco Santander Chile	1,008,582	38,787
Cencosud SA	21,409	31,666
Cencosud Shopping SA	5,673	8,472
Cia Cervecerias Unidas SA	2,771	18,216
Colbun SA	152,058	23,469
Empresa Nacional de Telecomunicaciones SA	3,034	18,366
Empresas CMPC SA	19,232	39,949
Empresas COPEC SA	5,759	42,228
Enel Americas SA	531,674	76,500
Enel Chile SA	429,114	33,005
Falabella SA	12,336	38,873

(Cost $657,115)		473,011

China - 38.3%
360 Security Technology, Inc., Class A	1,500	4,090
3SBio, Inc., 144A*	19,408	22,788
51job, Inc., ADR*(a)	451	29,559
58.com, Inc., ADR*	1,524	84,369
AAC Technologies Holdings, Inc.(a)	11,721	73,954
AECC Aviation Power Co. Ltd., Class A	2,500	16,291
Agile Group Holdings Ltd.	21,733	30,005
Agricultural Bank of China Ltd., Class A	95,400	44,704
Agricultural Bank of China Ltd., Class H	425,695	142,261
Aier Eye Hospital Group Co. Ltd., Class A	4,883	37,045
Air China Ltd., Class A	1,000	1,058
Air China Ltd., Class H	35,116	24,195
Airtac International Group	2,210	49,033
Aisino Corp., Class A	500	1,315
AK Medical Holdings Ltd., 144A	6,000	15,344
Alibaba Group Holding Ltd., ADR*	29,790	8,550,624
A-Living Services Co. Ltd., Class H, 144A	6,260	32,309
Aluminum Corp. of China Ltd., Class A*	18,200	8,396
Aluminum Corp. of China Ltd., Class H*	35,057	8,594
Angang Steel Co. Ltd., Class A	19,690	7,732
Anhui Conch Cement Co. Ltd., Class A	4,800	42,680
Anhui Conch Cement Co. Ltd., Class H	18,746	135,935
Anhui Gujing Distillery Co. Ltd., Class A	660	24,892
Anhui Gujing Distillery Co. Ltd., Class B	1,400	17,775
ANTA Sports Products Ltd.	16,681	164,761
Asymchem Laboratories Tianjin Co. Ltd., Class A	460	18,399
Autobio Diagnostics Co. Ltd., Class A	500	11,765

Autohome, Inc., ADR	863	69,247
AVIC Aircraft Co. Ltd., Class A	4,900	17,310
Avic Capital Co. Ltd., Class A	2,300	1,689
AVIC Jonhon Optronic Technology Co. Ltd., Class A	2,550	17,980
AVIC Shenyang Aircraft Co. Ltd., Class A	2,455	21,162
AviChina Industry & Technology Co. Ltd., Class H	41,841	26,130
BAIC Motor Corp. Ltd., Class H, 144A	21,164	10,131
Baidu, Inc., ADR*	4,382	545,866
Bank of Beijing Co. Ltd., Class A	16,300	11,588
Bank of Chengdu Co. Ltd., Class A	14,155	20,994
Bank of China Ltd., Class A	35,100	16,806
Bank of China Ltd., Class H	1,250,653	409,881
Bank of Communications Co. Ltd., Class A	33,700	23,269
Bank of Communications Co. Ltd., Class H	144,901	75,721
Bank of Hangzhou Co. Ltd., Class A	15,560	29,415
Bank of Jiangsu Co. Ltd., Class A	12,479	11,695
Bank of Nanjing Co. Ltd., Class A	8,400	10,533
Bank of Ningbo Co. Ltd., Class A	4,900	25,393
Bank of Shanghai Co. Ltd., Class A	12,540	15,413
Baoshan Iron & Steel Co. Ltd., Class A	14,000	10,096
Baozun, Inc., ADR*(a)	740	30,666
BBMG Corp., Class A	22,100	10,646
Beijing Capital International Airport Co. Ltd., Class H	30,204	21,357
Beijing Dabeinong Technology Group Co. Ltd., Class A	2,100	3,486
Beijing New Building Materials PLC, Class A	3,870	18,530
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	1,605	14,044
Beijing Shiji Information Technology Co. Ltd., Class A	200	961
Beijing Shunxin Agriculture Co. Ltd., Class A	800	8,788
Beijing Sinnet Technology Co. Ltd., Class A	1,800	6,926
Beijing Tiantan Biological Products Corp. Ltd., Class A	1,440	8,898
Beijing Tongrentang Co. Ltd., Class A	300	1,301
BEST, Inc., ADR*(a)	2,764	11,056
Betta Pharmaceuticals Co. Ltd., Class A	600	11,460
BGI Genomics Co. Ltd., Class A	600	12,832
Bilibili, Inc., ADR*	1,606	75,884
BOE Technology Group Co. Ltd., Class A	33,400	26,816
BYD Co. Ltd., Class A	1,300	16,131
BYD Co. Ltd., Class H(a)	11,155	110,828
BYD Electronic International Co. Ltd.	10,704	45,370
Caitong Securities Co. Ltd., Class A	7,080	15,048
CanSino Biologics, Inc., Class H, 144A*(a)	1,000	21,199
CGN Power Co. Ltd., Class H, 144A	133,391	28,915
Changchun High & New Technology Industry Group, Inc., Class A	560	38,226
Changjiang Securities Co. Ltd., Class A	1,400	1,743
Chaozhou Three-Circle Group Co. Ltd., Class A	2,000	8,169
China Aoyuan Group Ltd.	20,798	23,991
China Cinda Asset Management Co. Ltd., Class H	124,839	23,840
China CITIC Bank Corp. Ltd., Class A	1,400	1,067
China CITIC Bank Corp. Ltd., Class H	145,588	60,864
China Communications Construction Co. Ltd., Class A	700	812
China Communications Construction Co. Ltd., Class H	72,724	40,818
China Communications Services Corp. Ltd., Class H	36,562	24,012
China Conch Venture Holdings Ltd.	26,142	113,335
China Construction Bank Corp., Class A	10,400	9,413
China Construction Bank Corp., Class H	1,525,760	1,080,801
China East Education Holdings Ltd., 144A	6,541	14,449
China Eastern Airlines Corp. Ltd., Class A	22,000	16,218
China Eastern Airlines Corp. Ltd., Class H	10,014	4,135
China Everbright Bank Co. Ltd., Class A	57,800	32,400
China Everbright Bank Co. Ltd., Class H	27,090	9,717
China Evergrande Group	30,659	71,602
China Feihe Ltd., 144A	14,000	28,361
China Film Co. Ltd., Class A	500	1,096
China Fortune Land Development Co. Ltd., Class A	3,250	7,970
China Galaxy Securities Co. Ltd., Class H	67,168	40,473
China Gezhouba Group Co. Ltd., Class A	1,200	1,114
China Greatwall Technology Group Co. Ltd., Class A	3,300	8,531
China Hongqiao Group Ltd.	31,205	20,132
China Huarong Asset Management Co. Ltd., Class H, 144A	89,593	10,289
China International Capital Corp. Ltd., Class H, 144A*(a)	20,143	47,874
China Jushi Co. Ltd., Class A	4,000	8,671
China Lesso Group Holdings Ltd.	16,210	30,244
China Life Insurance Co. Ltd., Class A	2,400	15,303
China Life Insurance Co. Ltd., Class H	117,441	286,094
China Literature Ltd., 144A*(a)	4,577	28,436
China Longyuan Power Group Corp. Ltd., Class H	46,361	29,252
China Medical System Holdings Ltd.	24,429	27,580
China Merchants Bank Co. Ltd., Class A	18,963	104,333
China Merchants Bank Co. Ltd., Class H	62,242	297,148
China Merchants Energy Shipping Co. Ltd., Class A	7,700	7,261
China Merchants Securities Co. Ltd., Class A*	6,500	20,448
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	11,500	28,035

China Minsheng Banking Corp. Ltd., Class A	30,600	24,792
China Minsheng Banking Corp. Ltd., Class H	96,594	58,827
China Molybdenum Co. Ltd., Class A	15,700	9,809
China Molybdenum Co. Ltd., Class H	53,780	21,858
China National Building Material Co. Ltd., Class H	63,179	88,856
China National Chemical Engineering Co. Ltd., Class A	13,200	11,292
China National Nuclear Power Co. Ltd., Class A	11,400	7,755
China National Software & Service Co. Ltd., Class A	600	8,657
China Northern Rare Earth Group High-Tech Co. Ltd., Class A*	7,000	12,620
China Oilfield Services Ltd., Class H	28,361	22,286
China Pacific Insurance Group Co. Ltd., Class A	5,300	23,845
China Pacific Insurance Group Co. Ltd., Class H	42,643	118,572
China Petroleum & Chemical Corp., Class A	38,600	22,708
China Petroleum & Chemical Corp., Class H	372,755	172,184
China Railway Construction Corp. Ltd., Class A	11,700	15,252
China Railway Construction Corp. Ltd., Class H	27,709	21,309
China Railway Group Ltd., Class A	18,600	15,205
China Railway Group Ltd., Class H	47,155	24,216
China Railway Signal & Communication Corp. Ltd., Class H, 144A	27,284	11,054
China Reinsurance Group Corp., Class H	111,897	11,984
China Resources Pharmaceutical Group Ltd., 144A	23,653	13,398
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	200	832
China Shenhua Energy Co. Ltd., Class A	3,965	9,354
China Shenhua Energy Co. Ltd., Class H	55,782	93,136
China Shipbuilding Industry Co. Ltd., Class A*	32,085	22,716
China South Publishing & Media Group Co. Ltd., Class A	6,200	10,137
China Southern Airlines Co. Ltd., Class A*	1,800	1,540
China Southern Airlines Co. Ltd., Class H*	36,515	19,270
China Spacesat Co. Ltd., Class A	300	1,728
China State Construction Engineering Corp. Ltd., Class A	44,040	33,045
China Telecom Corp. Ltd., Class H	212,485	69,638
China Tourism Group Duty Free Corp. Ltd., Class A	2,100	63,764
China Tower Corp. Ltd., Class H, 144A	701,613	133,982
China TransInfo Technology Co. Ltd., Class A	1,700	6,070
China United Network Communications Ltd., Class A	46,055	34,893
China Vanke Co. Ltd., Class A	11,300	44,984
China Vanke Co. Ltd., Class H	24,307	75,585
China Yangtze Power Co. Ltd., Class A	24,900	70,153
China Yuhua Education Corp. Ltd., 144A	18,000	17,256
Chinese Universe Publishing and Media Group Co. Ltd., Class A	300	579
Chongqing Changan Automobile Co. Ltd., Class A*	1,000	1,709
Chongqing Rural Commercial Bank Co. Ltd., Class H	32,315	13,176
Chongqing Zhifei Biological Products Co. Ltd., Class A	1,700	33,539
CIFI Holdings Group Co. Ltd.	47,813	40,717
CITIC Ltd.	88,482	80,716
CITIC Securities Co. Ltd., Class A	13,400	62,205
CITIC Securities Co. Ltd., Class H	30,235	72,640
CNOOC Ltd.	285,943	325,413
Contemporary Amperex Technology Co. Ltd., Class A	2,139	64,433
COSCO SHIPPING Development Co. Ltd., Class A	2,000	619
COSCO SHIPPING Energy Transportation Co. Ltd., Class H	19,629	9,042
COSCO SHIPPING Holdings Co. Ltd., Class A*	1,900	1,509
COSCO SHIPPING Holdings Co. Ltd., Class H*	46,390	23,284
Country Garden Holdings Co. Ltd.	118,539	146,985
Country Garden Services Holdings Co. Ltd.	22,210	154,893
CRRC Corp. Ltd., Class A	20,500	17,536
CRRC Corp. Ltd., Class H	74,271	33,541
CSC Financial Co. Ltd., Class A	2,925	22,319
CSPC Pharmaceutical Group Ltd.	88,596	196,850
Dali Foods Group Co. Ltd., 144A	26,224	16,072
Daqin Railway Co. Ltd., Class A	12,100	11,693
Dawning Information Industry Co. Ltd., Class A	1,400	9,236
DHC Software Co. Ltd., Class A	800	1,362
Dong-E-E-Jiao Co. Ltd., Class A	200	1,350
Dongfang Electric Corp. Ltd., Class A	7,080	10,346
Dongfeng Motor Group Co. Ltd., Class H	46,579	32,334
Dongxing Securities Co. Ltd., Class A	600	1,169
East Money Information Co. Ltd., Class A	6,456	24,654
ENN Energy Holdings Ltd.	12,880	142,923
Eve Energy Co. Ltd., Class A	1,967	14,073
Everbright Securities Co. Ltd., Class A	4,800	15,359
Fangda Carbon New Material Co. Ltd., Class A*	834	819

Fiberhome Telecommunication Technologies Co. Ltd., Class A	1,300	4,991
Financial Street Holdings Co. Ltd., Class A	800	799
First Capital Securities Co. Ltd., Class A	900	1,412
Focus Media Information Technology Co. Ltd., Class A	11,720	12,900
Foshan Haitian Flavouring & Food Co. Ltd., Class A	2,820	75,416
Fosun International Ltd.	39,836	44,358
Founder Securities Co. Ltd., Class A*	14,700	18,820
Foxconn Industrial Internet Co. Ltd., Class A	3,700	7,961
Fuyao Glass Industry Group Co. Ltd., Class A	500	2,115
Fuyao Glass Industry Group Co. Ltd., Class H, 144A	9,719	31,288
Ganfeng Lithium Co. Ltd., Class A	1,200	8,848
GD Power Development Co. Ltd., Class A	20,300	6,075
GDS Holdings Ltd., ADR*(a)	1,279	103,522
Gemdale Corp., Class A	7,300	15,260
Genscript Biotech Corp.*	16,104	31,127
GF Securities Co. Ltd., Class A	6,700	15,815
GF Securities Co. Ltd., Class H	19,457	23,021
Giant Network Group Co. Ltd., Class A	300	906
Gigadevice Semiconductor Beijing, Inc., Class A	458	13,340
Glodon Co. Ltd., Class A	1,200	12,206
GoerTek, Inc., Class A	3,900	23,393
GOME Retail Holdings Ltd.*	150,938	21,618
Great Wall Motor Co. Ltd., Class H	46,941	50,937
Gree Electric Appliances, Inc. of Zhuhai, Class A	3,400	27,050
Greenland Holdings Corp. Ltd., Class A	12,173	13,594
Greentown Service Group Co. Ltd.	16,696	22,447
GSX Techedu, Inc., ADR*(a)	1,236	105,554
Guangdong Haid Group Co. Ltd., Class A	1,885	19,474
Guangdong HEC Technology Holding Co. Ltd., Class A*	6,000	5,676
Guangzhou Automobile Group Co. Ltd., Class H	43,676	37,532
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	2,300	10,915
Guangzhou Haige Communications Group, Inc. Co., Class A	600	1,158
Guangzhou R&F Properties Co. Ltd., Class H	22,133	28,158
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	1,200	17,532
Guosen Securities Co. Ltd., Class A	8,900	18,202
Guotai Junan Securities Co. Ltd., Class A	6,100	17,222
Guotai Junan Securities Co. Ltd., Class H, 144A	7,476	11,672
Guoyuan Securities Co. Ltd., Class A	9,100	14,639
Haidilao International Holding Ltd., 144A	12,325	79,514
Haier Smart Home Co. Ltd., Class A	4,700	15,300
Haitian International Holdings Ltd.	10,433	25,254
Haitong Securities Co. Ltd., Class A*	7,800	17,273
Haitong Securities Co. Ltd., Class H*	42,412	38,526
Hangzhou Hikvision Digital Technology Co. Ltd., Class A	9,700	52,987
Hangzhou Robam Appliances Co. Ltd., Class A	200	1,139
Hangzhou Tigermed Consulting Co. Ltd., Class A	600	9,810
Hansoh Pharmaceutical Group Co. Ltd., 144A*	18,663	88,496
Henan Shuanghui Investment & Development Co. Ltd., Class A	2,308	21,394
Hengan International Group Co. Ltd.	10,386	81,880
Hengli Petrochemical Co. Ltd., Class A	6,210	19,064
Hengtong Optic-electric Co. Ltd., Class A	420	1,002
Hengyi Petrochemical Co. Ltd., Class A	7,241	13,160
Hesteel Co. Ltd., Class A*	2,700	875
Hithink RoyalFlush Information Network Co. Ltd., Class A	500	12,256
Hua Hong Semiconductor Ltd., 144A*(a)	6,882	24,863
Huaan Securities Co. Ltd., Class A	900	1,182
Huadian Power International Corp. Ltd., Class A	2,000	1,171
Huadong Medicine Co. Ltd., Class A	3,000	12,245
Hualan Biological Engineering, Inc., Class A	2,573	21,635
Huaneng Power International, Inc., Class A	1,200	965
Huaneng Power International, Inc., Class H	69,210	28,844
Huatai Securities Co. Ltd., Class A	9,300	29,066
Huatai Securities Co. Ltd., Class H, 144A	21,004	36,858
Huaxia Bank Co. Ltd., Class A	14,100	13,235
Huaxin Cement Co. Ltd., Class A	1,500	6,122
Huayu Automotive Systems Co. Ltd., Class A	3,200	11,622
Huazhu Group Ltd., ADR(a)	1,958	87,581
Hubei Biocause Pharmaceutical Co. Ltd., Class A	1,000	822
Hubei Energy Group Co. Ltd., Class A	1,100	626
Hundsun Technologies, Inc., Class A	2,288	37,221
HUYA, Inc., ADR*	900	25,848
Iflytek Co. Ltd., Class A	3,050	16,781
Industrial & Commercial Bank of China Ltd., Class A	49,800	36,058
Industrial & Commercial Bank of China Ltd., Class H	963,833	539,733
Industrial Bank Co. Ltd., Class A	25,500	60,155
Industrial Securities Co. Ltd., Class A	14,500	17,399
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A*	49,800	8,433
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	16,100	21,998

Inner Mongolia Yili Industrial Group Co. Ltd., Class A	7,600	46,530
Inner Mongolia Yitai Coal Co. Ltd., Class B	19,900	13,930
Innovent Biologics, Inc., 144A*	14,907	99,345
Inspur Electronic Information Industry Co. Ltd., Class A	1,585	8,353
iQIYI, Inc., ADR*(a)	3,572	77,334
Jafron Biomedical Co. Ltd., Class A	950	10,569
JD.com, Inc., ADR*	13,451	1,057,787
Jiangsu Expressway Co. Ltd., Class H	23,490	23,520
Jiangsu Hengli Hydraulic Co. Ltd., Class A	1,332	12,738
Jiangsu Hengrui Medicine Co. Ltd., Class A	5,232	72,458
Jiangsu King’s Luck Brewery JSC Ltd., Class A	2,640	20,996
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	1,800	37,073
Jiangxi Copper Co. Ltd., Class A	500	1,140
Jiangxi Copper Co. Ltd., Class H	20,163	23,779
Jiangxi Zhengbang Technology Co. Ltd., Class A	2,800	10,157
Jinduicheng Molybdenum Co. Ltd., Class A	700	639
Jinke Properties Group Co. Ltd., Class A	1,400	2,089
Jointown Pharmaceutical Group Co. Ltd., Class A*	500	1,293
Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., Class A	980	11,674
JOYY, Inc., ADR*	921	78,690
Juewei Food Co. Ltd., Class A	1,200	16,502
Kaisa Group Holdings Ltd.*	42,823	21,549
KE Holdings, Inc., ADR*	1,443	74,011
Kingdee International Software Group Co. Ltd.*	38,393	97,887
Kingsoft Corp. Ltd.	12,722	68,123
Koolearn Technology Holding Ltd., 144A*(a)	3,500	16,754
Kweichow Moutai Co. Ltd., Class A	1,200	312,950
KWG Group Holdings Ltd.*	22,191	42,205
Legend Holdings Corp., Class H, 144A	6,017	8,866
Lenovo Group Ltd.	109,303	73,055
Lens Technology Co. Ltd., Class A	3,700	18,645
Lepu Medical Technology Beijing Co. Ltd., Class A	3,020	17,088
Li Ning Co. Ltd.	33,726	142,733
Liaoning Cheng Da Co. Ltd., Class A	400	1,530
Lingyi iTech Guangdong Co., Class A*	6,890	12,029
Logan Group Co. Ltd.	21,037	39,196
Lomon Billions Group Co. Ltd., Class A	2,300	7,880
Longfor Group Holdings Ltd., 144A	28,914	153,147
LONGi Green Energy Technology Co. Ltd., Class A	3,250	30,022
Luxshare Precision Industry Co. Ltd., Class A	6,870	55,158
Luye Pharma Group Ltd., 144A	20,745	11,242
Luzhou Laojiao Co. Ltd., Class A	1,200	26,189
Maanshan Iron & Steel Co. Ltd., Class A	1,500	615
Mango Excellent Media Co. Ltd., Class A	2,735	28,347
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A*	3,708	9,505
Meituan Dianping, Class B*	56,683	1,869,394
Metallurgical Corp. of China Ltd., Class A	21,700	8,933
Momo, Inc., ADR	2,217	45,227
Muyuan Foodstuff Co. Ltd., Class A	3,332	42,706
NanJi E-Commerce Co. Ltd., Class A	3,900	10,549
Nanjing Securities Co. Ltd., Class A	4,000	8,630
NARI Technology Co. Ltd., Class A	3,870	12,655
NAURA Technology Group Co. Ltd., Class A	565	15,201
NavInfo Co. Ltd., Class A	2,200	5,280
NetEase, Inc., ADR	1,304	635,322
New China Life Insurance Co. Ltd., Class A	2,100	18,347
New China Life Insurance Co. Ltd., Class H	12,455	49,738
New Hope Liuhe Co. Ltd., Class A	4,300	23,853
New Oriental Education & Technology Group, Inc., ADR*	2,280	334,316
Ninestar Corp., Class A	200	1,067
Ningbo Joyson Electronic Corp., Class A	1,500	5,028
NIO, Inc., ADR*(a)	14,375	273,556
Noah Holdings Ltd., ADR*(a)	513	14,364
Oceanwide Holdings Co. Ltd., Class A	11,900	7,157
Offcn Education Technology Co. Ltd., Class A	2,700	14,075
Offshore Oil Engineering Co. Ltd., Class A	14,000	10,055
OFILM Group Co. Ltd., Class A	4,100	11,318
Oppein Home Group, Inc., Class A	1,260	18,577
Orient Securities Co. Ltd., Class A	11,600	19,999
Oriental Pearl Group Co. Ltd., Class A	910	1,416
People’s Insurance Co. Group of China Ltd., Class A	6,700	7,062
People’s Insurance Co. Group of China Ltd., Class H	118,826	38,790
Perfect World Co. Ltd., Class A	2,250	12,025
PetroChina Co. Ltd., Class A	13,632	8,816
PetroChina Co. Ltd., Class H	324,360	112,163
PICC Property & Casualty Co. Ltd., Class H	109,660	84,754
Pinduoduo, Inc., ADR*	4,273	380,041
Ping An Bank Co. Ltd., Class A	20,100	44,247
Ping An Healthcare and Technology Co. Ltd., 144A*(a)	6,128	89,348
Ping An Insurance Group Co. of China Ltd., Class A	10,900	121,916
Ping An Insurance Group Co. of China Ltd., Class H	94,731	1,009,012
Poly Developments and Holdings Group Co. Ltd., Class A	14,400	33,844
Poly Property Services Co. Ltd.	1,800	15,758

5

Postal Savings Bank of China Co. Ltd., Class H, 144A	153,456	72,667
Power Construction Corp. of China Ltd., Class A	12,201	7,249
RiseSun Real Estate Development Co. Ltd., Class A	8,800	10,585
Rongsheng Petro Chemical Co. Ltd., Class A	1,850	5,347
SAIC Motor Corp. Ltd., Class A	8,100	22,064
Sanan Optoelectronics Co. Ltd., Class A	4,900	19,413
Sangfor Technologies, Inc., Class A	375	12,042
Sany Heavy Industry Co. Ltd., Class A	6,600	21,331
SDIC Capital Co. Ltd., Class A	6,600	14,625
SDIC Power Holdings Co. Ltd., Class A	5,900	7,803
Seazen Group Ltd.*	34,845	31,607
Seazen Holdings Co. Ltd., Class A	2,200	11,529
Semiconductor Manufacturing International Corp.*	53,684	172,477
SF Holding Co. Ltd., Class A	2,455	30,498
Shaanxi Coal Industry Co. Ltd., Class A	7,100	8,426
Shandong Buchang Pharmaceuticals Co. Ltd., Class A	338	1,370
Shandong Gold Mining Co. Ltd., Class A	4,536	19,196
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	37,764	88,195
Shanghai 2345 Network Holding Group Co. Ltd., Class A	1,521	671
Shanghai Baosight Software Co. Ltd., Class A	1,000	10,148
Shanghai Electric Group Co. Ltd., Class A*	2,000	1,623
Shanghai Electric Group Co. Ltd., Class H*	56,766	16,700
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	1,700	13,604
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	8,355	35,306
Shanghai International Airport Co. Ltd., Class A	900	10,038
Shanghai International Port Group Co. Ltd., Class A	11,400	7,389
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	22,159	19,035
Shanghai M&G Stationery, Inc., Class A	2,075	21,052
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	500	1,620
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	13,247	23,622
Shanghai Pudong Development Bank Co. Ltd., Class A	33,600	50,815
Shanghai RAAS Blood Products Co. Ltd., Class A	5,600	7,349
Shanghai Tunnel Engineering Co. Ltd., Class A	800	698
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	700	644
Shanxi Meijin Energy Co. Ltd., Class A*	4,700	4,528
Shanxi Securities Co. Ltd., Class A	9,050	10,860
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	700	20,153
Shanxi Xishan Coal & Electricity Power Co. Ltd., Class A	1,040	641
Shenergy Co. Ltd., Class A	1,100	920
Shengyi Technology Co. Ltd., Class A	2,455	8,891
Shennan Circuits Co. Ltd., Class A	658	13,318
Shenwan Hongyuan Group Co. Ltd., Class A	21,000	17,290
Shenzhen Energy Group Co. Ltd., Class A	14,760	12,346
Shenzhen Expressway Co. Ltd., Class H	8,908	8,069
Shenzhen Goodix Technology Co. Ltd., Class A	565	14,759
Shenzhen Inovance Technology Co. Ltd., Class A	1,800	14,662
Shenzhen Kangtai Biological Products Co. Ltd., Class A	470	13,585
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	992	49,591
Shenzhen Overseas Chinese Town Co. Ltd., Class A	17,700	18,474
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	200	1,101
Shenzhen Sunway Communication Co. Ltd., Class A	1,100	9,959
Shenzhou International Group Holdings Ltd.	12,855	207,333
Sichuan Chuantou Energy Co. Ltd., Class A	12,600	18,430
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	400	1,445
Silergy Corp.	1,000	63,562
SINA Corp.*	871	35,437
Sinolink Securities Co. Ltd., Class A	800	1,817
Sino-Ocean Group Holding Ltd.	60,422	13,955
Sinopec Engineering Group Co. Ltd., Class H	22,915	10,171
Sinopec Shanghai Petrochemical Co. Ltd., Class A	1,200	611
Sinopec Shanghai Petrochemical Co. Ltd., Class H	47,643	9,836
Sinopharm Group Co. Ltd., Class H	22,474	55,328
Sinotruk Hong Kong Ltd.	12,017	31,243
SOHO China Ltd.*	28,361	8,746
Songcheng Performance Development Co. Ltd., Class A	2,520	6,577
SooChow Securities Co. Ltd., Class A	1,040	1,634
Spring Airlines Co. Ltd., Class A	2,600	16,746
Sunac China Holdings Ltd.	40,177	168,998
Suning.com Co. Ltd., Class A	8,800	12,653
Sunny Optical Technology Group Co. Ltd.	11,533	170,982

Sunwoda Electronic Co. Ltd., Class A	1,800	6,301
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	2,500	10,142
Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	700	1,074
TAL Education Group, ADR*	6,126	452,160
TBEA Co. Ltd., Class A	11,100	13,238
TCL Technology Group Corp., Class A	12,800	13,229
Tencent Holdings Ltd.	90,904	6,222,365
Tencent Music Entertainment Group, ADR*	5,658	88,435
Tianjin Zhonghuan Semiconductor Co. Ltd., Class A	3,200	10,123
Tianma Microelectronics Co. Ltd., Class A	1,000	2,398
Tianqi Lithium Corp., Class A*	1,700	5,633
Tingyi Cayman Islands Holding Corp.	31,554	59,279
Tongcheng-Elong Holdings Ltd.*	13,200	25,888
Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	400	831
Tongling Nonferrous Metals Group Co. Ltd., Class A	2,600	869
Tongwei Co. Ltd., Class A	3,800	13,535
Topchoice Medical Corp., Class A*	755	24,940
Topsports International Holdings Ltd., 144A	20,768	25,698
TravelSky Technology Ltd., Class H	13,795	28,693
Trip.com Group Ltd., ADR*	7,635	230,882
Tsingtao Brewery Co. Ltd., Class A	200	2,551
Tsingtao Brewery Co. Ltd., Class H	7,216	65,734
Tunghsu Optoelectronic Technology Co. Ltd., Class A*	17,600	8,067
Unigroup Guoxin Microelectronics Co. Ltd., Class A	700	12,804
Uni-President China Holdings Ltd.	22,460	20,460
Unisplendour Corp. Ltd., Class A	3,354	16,059
Venustech Group, Inc., Class A	1,000	5,568
Vipshop Holdings Ltd., ADR*	6,961	114,926
Walvax Biotechnology Co. Ltd., Class A*	1,300	12,051
Wanda Film Holding Co. Ltd., Class A*	2,400	6,492
Wanhua Chemical Group Co. Ltd., Class A	3,395	36,322
Want Want China Holdings Ltd.	82,325	56,511
Weibo Corp., ADR*	942	35,137
Weichai Power Co. Ltd., Class A	5,900	12,764
Weichai Power Co. Ltd., Class H	33,202	67,088
Weifu High-Technology Group Co. Ltd., Class A	200	728
Wens Foodstuffs Group Co. Ltd., Class A	7,480	26,949
Western Securities Co. Ltd., Class A	900	1,282
Will Semiconductor Ltd., Class A	650	15,925
Wingtech Technology Co. Ltd., Class A	935	18,844
Winning Health Technology Group Co. Ltd., Class A	2,470	7,644
Wuhan Guide Infrared Co. Ltd., Class A	1,870	10,474
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd., Class A	1,000	6,655
Wuliangye Yibin Co. Ltd., Class A	4,100	143,643
WUS Printed Circuit Kunshan Co. Ltd., Class A	2,000	6,143
WuXi AppTec Co. Ltd., Class A	1,715	27,516
WuXi AppTec Co. Ltd., Class H, 144A(a)	3,585	53,103
Wuxi Biologics Cayman, Inc., 144A*	16,048	417,030
Wuxi Lead Intelligent Equipment Co. Ltd., Class A	1,000	6,560
XCMG Construction Machinery Co. Ltd., Class A	8,400	7,615
Xiamen C & D, Inc., Class A	700	983
Xiaomi Corp., Class B, 144A*	167,388	507,551
Xinhu Zhongbao Co. Ltd., Class A	2,200	1,130
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	8,833	14,081
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	4,039	3,476
Xinyi Solar Holdings Ltd.	63,919	80,742
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	1,100	5,500
Yanzhou Coal Mining Co. Ltd., Class H	24,425	18,815
Yealink Network Technology Corp. Ltd., Class A	900	7,403
Yifeng Pharmacy Chain Co. Ltd., Class A	1,100	16,186
Yihai International Holding Ltd.*	7,844	123,274
Yonghui Superstores Co. Ltd., Class A	7,800	10,111
Yonyou Network Technology Co. Ltd., Class A	2,697	16,500
Yum China Holdings, Inc.	5,822	335,988
Yunda Holding Co. Ltd., Class A	1,560	4,732
Yunnan Baiyao Group Co. Ltd., Class A	1,900	32,093
Yunnan Energy New Material Co. Ltd., Class A	800	9,134
Yuzhou Group Holdings Co. Ltd.	35,750	16,698
Zai Lab Ltd., ADR*(a)	863	68,496
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	900	33,090
Zhaojin Mining Industry Co. Ltd., Class H	15,551	17,417
Zhejiang Century Huatong Group Co. Ltd., Class A*	8,280	13,380
Zhejiang Chint Electrics Co. Ltd., Class A	4,000	20,128
Zhejiang Dahua Technology Co. Ltd., Class A	5,600	18,688
Zhejiang Expressway Co. Ltd., Class H	28,655	19,337
Zhejiang Huayou Cobalt Co. Ltd., Class A*	752	4,409
Zhejiang Longsheng Group Co. Ltd., Class A	5,300	11,102
Zhejiang NHU Co. Ltd., Class A	4,245	20,307
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	5,205	17,172

Zhejiang Supor Co. Ltd., Class A	945	11,691
Zhengzhou Yutong Bus Co. Ltd., Class A	503	1,043
Zhenro Properties Group Ltd.	27,749	16,219
ZhongAn Online P&C Insurance Co. Ltd., Class H, 144A*	6,155	40,543
Zhongji Innolight Co. Ltd., Class A	700	6,050
Zhongjin Gold Corp. Ltd., Class A	900	1,432
Zhongsheng Group Holdings Ltd.	8,609	53,763
Zhuzhou CRRC Times Electric Co. Ltd., Class H	9,526	30,605
Zijin Mining Group Co. Ltd., Class A	26,800	28,129
Zijin Mining Group Co. Ltd., Class H	87,522	59,739
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A*	6,976	8,676
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H*	20,462	20,488
ZTE Corp., Class A	3,600	20,495
ZTE Corp., Class H	11,612	33,786
ZTO Express Cayman, Inc., ADR	6,064	203,326

(Cost $26,346,694)		40,082,110

Colombia - 0.1%
Bancolombia SA	4,079	28,349
Ecopetrol SA	67,108	39,286
Grupo de Inversiones Suramericana SA	3,686	20,691
Interconexion Electrica SA ESP	7,633	42,725

(Cost $148,140)		131,051

Cyprus - 0.1%
Polymetal International PLC
(Cost $48,171)	3,860	103,076

Czech Republic - 0.1%
CEZ AS	2,674	55,093
Komercni banka AS*	1,290	31,061
Moneta Money Bank AS, 144A	7,868	19,839

(Cost $122,722)		105,993

Egypt - 0.1%
Commercial International Bank Egypt SAE	21,416	91,298
Eastern Co. SAE	17,485	14,032
ElSewedy Electric Co.	16,555	7,844

(Cost $116,179)		113,174

Greece - 0.1%
FF Group*(b)	1,458	8,351
Hellenic Telecommunications Organization SA	3,974	64,971
JUMBO SA	1,954	33,928
Motor Oil Hellas Corinth Refineries SA	1,162	16,293
OPAP SA	3,067	28,109

(Cost $170,495)		151,652

Hong Kong - 3.3%
Alibaba Health Information Technology Ltd.*	51,379	124,102
Alibaba Pictures Group Ltd.*	172,998	24,554
Beijing Enterprises Holdings Ltd.	8,260	26,271
Beijing Enterprises Water Group Ltd.*	74,043	29,139
Bosideng International Holdings Ltd.	54,735	15,678
Brilliance China Automotive Holdings Ltd.	46,861	41,962
China Ding Yi Feng Holdings Ltd.*	22,249	7,981
China Education Group Holdings Ltd.	11,301	22,222
China Everbright International Ltd.	49,969	30,174
China Everbright Ltd.	16,808	25,894
China Gas Holdings Ltd.	40,522	111,106
China Jinmao Holdings Group Ltd.	91,197	57,070
China Mengniu Dairy Co. Ltd.*	44,826	220,365
China Merchants Port Holdings Co. Ltd.	19,988	22,876
China Mobile Ltd.	97,996	684,690
China Overseas Land & Investment Ltd.	61,983	179,546
China Overseas Property Holdings Ltd.	20,000	18,038
China Power International Development Ltd.	65,498	12,677
China Resources Beer Holdings Co. Ltd.	23,795	154,740
China Resources Cement Holdings Ltd.	43,279	63,102
China Resources Gas Group Ltd.	14,858	69,783
China Resources Land Ltd.	50,733	234,675
China Resources Power Holdings Co. Ltd.	28,270	33,558
China State Construction International Holdings Ltd.	20,493	15,892
China Taiping Insurance Holdings Co. Ltd.	23,869	37,943
China Traditional Chinese Medicine Holdings Co. Ltd.	41,479	17,715
China Unicom Hong Kong Ltd.	101,566	71,946
COSCO SHIPPING Ports Ltd.	30,254	17,137
Far East Horizon Ltd.	29,615	26,213
Geely Automobile Holdings Ltd.	93,713	198,062
Guangdong Investment Ltd.	49,465	77,227
Haier Electronics Group Co. Ltd.	21,624	74,078
Hutchison China MediTech Ltd., ADR*	1,010	33,552
Kingboard Holdings Ltd.	12,571	40,469
Kingboard Laminates Holdings Ltd.	19,629	24,745
Kunlun Energy Co. Ltd.	55,667	41,516
Lee & Man Paper Manufacturing Ltd.	19,609	11,740
Nine Dragons Paper Holdings Ltd.	26,958	29,914
Shanghai Industrial Holdings Ltd.	9,818	14,746
Shenzhen International Holdings Ltd.	18,601	29,857
Shenzhen Investment Ltd.	49,117	16,668
Shimao Group Holdings Ltd.	18,912	85,163
Sino Biopharmaceutical Ltd.	165,811	191,480
SSY Group Ltd.	26,110	16,643
Sun Art Retail Group Ltd.	38,732	50,475
Vinda International Holdings Ltd.	6,000	20,516
Wharf Holdings Ltd.	18,229	35,563
Yuexiu Property Co. Ltd.	111,772	21,344

(Cost $3,296,330)		3,410,807

Hungary - 0.2%
MOL Hungarian Oil & Gas PLC*	7,109	39,989
OTP Bank Nyrt*	3,563	120,062

Richter Gedeon Nyrt	2,049	49,995

(Cost $180,498)		210,046

India - 7.9%
Adani Ports & Special Economic Zone Ltd.	7,637	36,910
Ambuja Cements Ltd.	9,810	28,061
Asian Paints Ltd.	4,597	118,604
Aurobindo Pharma Ltd.	4,097	45,023
Avenue Supermarts Ltd., 144A*	2,461	75,269
Axis Bank Ltd., GDR*	4,537	153,192
Axis Bank Ltd.*	10,506	70,901
Bajaj Auto Ltd.	1,137	45,831
Bajaj Finance Ltd.	2,869	135,944
Bajaj Finserv Ltd.	665	55,926
Bandhan Bank Ltd., 144A*	5,377	22,339
Berger Paints India Ltd.	3,192	23,317
Bharat Forge Ltd.	4,206	28,068
Bharat Petroleum Corp. Ltd.	11,131	61,668
Bharti Airtel Ltd.	19,984	139,304
Bharti Infratel Ltd.	6,014	16,222
Biocon Ltd.*	4,341	22,183
Bosch Ltd.	120	20,890
Britannia Industries Ltd.	873	44,192
Cipla Ltd.	5,831	56,526
Coal India Ltd.	17,205	31,403
Colgate-Palmolive India Ltd.	853	15,798
Container Corp. Of India Ltd.	3,624	19,349
Dabur India Ltd.	9,261	59,712
Divi’s Laboratories Ltd.	1,435	60,880
DLF Ltd.	8,973	19,303
Dr. Reddy’s Laboratories Ltd., ADR	1,921	111,745
Eicher Motors Ltd.	2,050	58,263
GAIL India Ltd.	27,552	35,803
Godrej Consumer Products Ltd.	6,164	54,541
Grasim Industries Ltd.	4,248	38,947
Havells India Ltd.	4,049	33,860
HCL Technologies Ltd.	17,397	164,120
HDFC Asset Management Co. Ltd., 144A	687	22,502
HDFC Life Insurance Co. Ltd., 144A*	11,048	86,274
Hero MotoCorp Ltd.	1,469	59,992
Hindalco Industries Ltd.*	17,892	45,029
Hindustan Petroleum Corp. Ltd.	8,113	22,215
Hindustan Unilever Ltd.	13,125	377,546
Housing Development Finance Corp. Ltd.	26,312	655,088
ICICI Bank Ltd.*	52,999	284,121
ICICI Bank Ltd., ADR*(a)	13,641	146,504
ICICI Lombard General Insurance Co. Ltd., 144A	2,992	51,082
ICICI Prudential Life Insurance Co. Ltd., 144A	5,024	28,848
Indian Oil Corp. Ltd.	31,012	36,149
Indraprastha Gas Ltd.	3,185	17,068
Info Edge India Ltd.	948	42,033
Infosys Ltd., ADR	27,207	342,808
Infosys Ltd.	26,687	336,672
InterGlobe Aviation Ltd., 144A*	1,521	24,779
ITC Ltd.	48,871	126,879
JSW Steel Ltd.	12,706	46,572
Jubilant Foodworks Ltd.	1,048	29,856
Larsen & Toubro Ltd.	7,526	96,616
LIC Housing Finance Ltd.*	3,293	13,479
Lupin Ltd.	3,731	47,015
Mahindra & Mahindra Ltd.	11,742	96,814
Marico Ltd.	5,640	28,266
Maruti Suzuki India Ltd.	1,883	174,977
Motherson Sumi Systems Ltd.	14,792	22,045
Nestle India Ltd.	369	79,956
NTPC Ltd.	40,883	53,542
Oil & Natural Gas Corp. Ltd.	34,040	37,898
Page Industries Ltd.	92	23,732
Petronet LNG Ltd.	11,376	37,146
Pidilite Industries Ltd.	2,037	38,821
Piramal Enterprises Ltd.	1,697	31,523
Power Grid Corp. of India Ltd.	26,462	64,333
REC Ltd.	13,897	20,041
Reliance Industries Ltd., GDR, 144A	21,897	1,267,836
SBI Life Insurance Co. Ltd., 144A*	5,717	64,290
Shree Cement Ltd.	128	35,271
Shriram Transport Finance Co. Ltd.	1,668	15,918
Siemens Ltd.	1,003	15,805
State Bank of India*	27,124	78,121
Sun Pharmaceutical Industries Ltd.	13,706	96,873
Tata Consultancy Services Ltd.	14,380	440,978
Tata Consumer Products Ltd.	6,661	48,174
Tata Motors Ltd., ADR*	5,365	52,255
Tata Steel Ltd.	6,263	35,141
Tech Mahindra Ltd.	7,881	79,337
Titan Co. Ltd.	5,252	78,522
Torrent Pharmaceuticals Ltd.	745	26,939
UltraTech Cement Ltd.	1,777	94,245
United Spirits Ltd.*	4,141	30,753
UPL Ltd.	7,692	52,872
Vedanta Ltd.	32,667	57,095
Wipro Ltd.	8,462	31,189
Wipro Ltd., ADR	8,591	36,941
Zee Entertainment Enterprises Ltd.*	14,746	40,778

(Cost $6,583,404)		8,231,648

Indonesia - 1.4%
PT Ace Hardware Indonesia Tbk	109,101	11,575
PT Adaro Energy Tbk	145,522	10,842
PT Astra International Tbk	320,390	112,205
PT Bank Central Asia Tbk	156,639	337,480
PT Bank Mandiri Persero Tbk	289,551	118,306

PT Bank Negara Indonesia Persero Tbk	125,050	43,794
PT Bank Rakyat Indonesia Persero Tbk	879,120	211,894
PT Barito Pacific Tbk*	449,551	25,931
PT Charoen Pokphand Indonesia Tbk*	121,620	52,615
PT Gudang Garam Tbk*	7,947	25,922
PT Hanjaya Mandala Sampoerna Tbk	177,465	20,108
PT Indah Kiat Pulp & Paper Corp. Tbk*	38,243	24,423
PT Indocement Tunggal Prakarsa Tbk	22,232	18,129
PT Indofood CBP Sukses Makmur Tbk	44,482	31,233
PT Indofood Sukses Makmur Tbk	57,836	30,283
PT Kalbe Farma Tbk	277,367	30,094
PT Perusahaan Gas Negara Tbk	88,906	7,662
PT Semen Indonesia Persero Tbk	50,428	36,533
PT Telekomunikasi Indonesia Persero Tbk	766,846	150,605
PT Unilever Indonesia Tbk	111,089	62,744
PT United Tractors Tbk	28,476	44,975
PT XL Axiata Tbk	48,589	8,141

(Cost $1,476,449)		1,415,494

Luxembourg - 0.0%
Reinet Investments SCA
(Cost $46,319)	2,458	46,854

Malaysia - 1.7%
AMMB Holdings Bhd	30,746	21,553
Axiata Group Bhd	49,199	35,551
Carlsberg Brewery Malaysia Bhd	2,900	15,191
CIMB Group Holdings Bhd	96,584	76,516
Dialog Group Bhd	59,736	51,483
DiGi.Com Bhd	47,060	44,625
Fraser & Neave Holdings Bhd	1,800	13,232
Gamuda Bhd	32,085	26,189
Genting Bhd	37,467	31,571
Genting Malaysia Bhd	45,934	25,142
Genting Plantations Bhd	2,900	6,920
HAP Seng Consolidated Bhd	11,451	19,793
Hartalega Holdings Bhd	26,202	103,915
Hong Leong Bank Bhd	11,541	38,789
Hong Leong Financial Group Bhd	3,100	9,183
IHH Healthcare Bhd	33,335	42,894
IOI Corp. Bhd	31,994	34,256
Kossan Rubber Industries	10,100	38,746
Kuala Lumpur Kepong Bhd	7,210	39,222
Malayan Banking Bhd	63,035	110,922
Malaysia Airports Holdings Bhd	16,200	19,834
Maxis Bhd	37,096	44,528
MISC Bhd	20,400	37,269
Nestle Malaysia Bhd	1,300	43,443
Petronas Chemicals Group Bhd	37,924	49,710
Petronas Dagangan Bhd	4,304	21,285
Petronas Gas Bhd	13,135	52,029
PPB Group Bhd	9,862	42,616
Press Metal Aluminium Holdings Bhd	24,100	30,143
Public Bank Bhd	47,222	186,145
QL Resources Bhd	11,400	26,273
RHB Bank Bhd	24,053	26,446
Sime Darby Bhd	46,823	24,617
Sime Darby Plantation Bhd	36,823	45,084
Supermax Corp. Bhd*	11,800	62,718
Telekom Malaysia Bhd	18,945	18,874
Tenaga Nasional Bhd	37,205	96,998
Top Glove Corp. Bhd	24,600	155,201
Westports Holdings Bhd	14,807	12,975
YTL Corp. Bhd	55,098	8,862

(Cost $1,834,959)		1,790,743

Mexico - 1.6%
Alfa SAB de CV, Class A	48,431	31,141
America Movil SAB de CV, Series L	537,683	326,561
Arca Continental SAB de CV	6,643	30,307
Becle SAB de CV	8,852	16,913
Cemex SAB de CV, Series CPO	230,665	74,000
Coca-Cola Femsa SAB de CV	8,593	36,050
Fibra Uno Administracion SA de CV REIT	49,505	38,641
Fomento Economico Mexicano SAB de CV	30,716	178,777
Gruma SAB de CV, Class B	3,316	39,220
Grupo Aeroportuario del Pacifico SAB de CV, Class B	5,893	45,831
Grupo Aeroportuario del Sureste SAB de CV, Class B*	3,461	39,222
Grupo Bimbo SAB de CV, Series A	27,196	50,236
Grupo Carso SAB de CV, Series A1	6,868	13,562
Grupo Financiero Banorte SAB de CV, Class O*	41,148	142,294
Grupo Financiero Inbursa SAB de CV, Class O*	40,170	29,390
Grupo Mexico SAB de CV, Series B	50,104	133,721
Grupo Televisa SAB, Series CPO*	40,559	50,082
Industrias Penoles SAB de CV	2,241	37,386
Infraestructura Energetica Nova SAB de CV	8,675	25,408
Kimberly-Clark de Mexico SAB de CV, Class A	24,725	39,728
Megacable Holdings SAB de CV, Series CPO	5,498	15,827
Orbia Advance Corp. SAB de CV	16,848	27,071
Promotora y Operadora de Infraestructura SAB de CV*	3,794	28,206
Wal-Mart de Mexico SAB de CV	82,251	197,452

(Cost $2,759,046)		1,647,026

Peru - 0.2%
Cia de Minas Buenaventura SAA, ADR	3,290	46,323
Credicorp Ltd.	1,029	134,264
Southern Copper Corp.(a)	1,445	69,505

(Cost $270,544)		250,092

Philippines - 0.7%
Aboitiz Equity Ventures, Inc.	33,290	32,957

Aboitiz Power Corp.	22,646	12,447
Ayala Corp.	4,626	69,984
Ayala Land, Inc.	120,724	71,710
Bank of the Philippine Islands	17,024	23,525
BDO Unibank, Inc.	33,135	58,773
Globe Telecom, Inc.	574	24,719
GT Capital Holdings, Inc.	1,504	12,408
International Container Terminal Services, Inc.	16,232	35,152
JG Summit Holdings, Inc.	48,242	63,978
Jollibee Foods Corp.	6,833	19,040
Manila Electric Co.	3,630	20,140
Megaworld Corp.*	191,200	11,476
Metro Pacific Investments Corp.	275,127	19,066
Metropolitan Bank & Trust Co.	27,112	18,733
PLDT, Inc.	1,321	40,296
Puregold Price Club, Inc.	13,600	15,147
Robinsons Land Corp.	36,539	11,018
SM Investments Corp.	3,768	66,057
SM Prime Holdings, Inc.	158,991	95,752
Universal Robina Corp.	14,909	42,373

(Cost $1,012,861)		764,751

Poland - 0.7%
Bank Polska Kasa Opieki SA*	2,783	39,521
CD Projekt SA*	1,053	125,374
Cyfrowy Polsat SA*	4,472	34,922
Dino Polska SA, 144A*	763	46,324
Grupa Lotos SA	1,453	15,963
KGHM Polska Miedz SA*	2,073	77,029
LPP SA*	23	44,871
mBank SA*	281	14,352
Orange Polska SA*	8,806	17,275
PGE Polska Grupa Energetyczna SA*	10,207	16,734
Polski Koncern Naftowy ORLEN SA	5,007	68,846
Polskie Gornictwo Naftowe i Gazownictwo SA	27,431	38,209
Powszechna Kasa Oszczednosci Bank Polski SA*	13,450	78,774
Powszechny Zaklad Ubezpieczen SA*	8,923	65,828
Santander Bank Polska SA*	616	25,340

(Cost $822,863)		709,362

Qatar - 0.8%
Barwa Real Estate Co.	28,937	27,109
Commercial Bank PSQC	27,672	31,571
Industries Qatar QSC	27,004	73,128
Masraf Al Rayan QSC	60,108	68,841
Mesaieed Petrochemical Holding Co.	80,210	46,703
Ooredoo QPSC	16,570	30,041
Qatar Electricity & Water Co. QSC	7,912	37,376
Qatar Fuel QSC	7,672	38,771
Qatar International Islamic Bank QSC	12,652	29,745
Qatar Islamic Bank SAQ	19,312	84,865
Qatar National Bank QPSC	70,611	349,079

(Cost $718,799)		817,229

Romania - 0.0%
NEPI Rockcastle PLC
(Cost $87,981)	6,574	30,750

Russia - 3.0%
Alrosa PJSC	42,237	37,434
Gazprom PJSC	173,570	423,471
Gazprom PJSC, ADR	7,409	36,082
Inter RAO UES PJSC	597,307	41,932
LUKOIL PJSC	3,648	244,768
LUKOIL PJSC, ADR	3,076	209,937
Magnit PJSC, GDR	5,226	76,665
Magnitogorsk Iron & Steel Works PJSC	38,347	19,440
MMC Norilsk Nickel PJSC	1,008	261,960
Mobile TeleSystems PJSC, ADR	6,756	62,966
Moscow Exchange MICEX-RTS PJSC	21,238	39,180
Novatek PJSC, GDR	1,463	216,670
Novolipetsk Steel PJSC	19,137	39,854
PhosAgro PJSC, GDR	2,200	26,224
Polyus PJSC	563	136,751
Rosneft Oil Co. PJSC, GDR	19,254	97,810
Sberbank of Russia PJSC*	170,765	518,710
Severstal PAO, GDR	2,697	34,090
Severstal PAO	725	9,095
Surgutneftegas PJSC, ADR	11,092	55,105
Tatneft PJSC	23,115	169,916
VTB Bank PJSC, GDR*	10,145	9,273
VTB Bank PJSC*	36,674,306	17,356
X5 Retail Group NV, GDR	1,793	64,545
Yandex NV, Class A*	4,600	320,753

(Cost $3,086,321)		3,169,987

Saudi Arabia - 2.6%
Abdullah Al Othaim Markets Co.	731	24,325
Advanced Petrochemical Co.	1,740	25,563
Al Rajhi Bank	20,033	346,663
Alinma Bank*	16,631	68,733
Almarai Co. JSC	3,587	51,360
Arab National Bank	8,833	48,894
Bank AlBilad	6,574	42,104
Bank Al-Jazira	6,916	24,083
Banque Saudi Fransi	9,123	77,719
Bupa Arabia for Cooperative Insurance Co.*	988	32,666
Co. for Cooperative Insurance*	1,093	23,023
Dar Al Arkan Real Estate Development Co.*	9,461	20,458
Emaar Economic City*	6,611	14,225
Etihad Etisalat Co.*	6,609	47,227
Jarir Marketing Co.	1,021	44,483
National Commercial Bank	22,740	225,554
National Industrialization Co.*	5,760	18,153
Rabigh Refining & Petrochemical Co.*	3,791	14,434

Riyad Bank	22,109	113,067
Sahara International Petrochemical Co.	5,966	25,325
Samba Financial Group	14,933	109,695
Saudi Airlines Catering Co.	696	14,865
Saudi Arabian Fertilizer Co.	2,993	66,157
Saudi Arabian Mining Co.*	6,854	72,004
Saudi Arabian Oil Co., 144A	34,683	328,755
Saudi Basic Industries Corp.	14,149	331,990
Saudi British Bank	10,823	77,483
Saudi Cement Co.	1,309	19,650
Saudi Electricity Co.	13,807	58,608
Saudi Industrial Investment Group	3,904	22,797
Saudi Kayan Petrochemical Co.*	12,956	31,367
Saudi Telecom Co.	9,422	241,174
Savola Group	3,863	50,058
Yanbu National Petrochemical Co.	4,026	57,431

(Cost $3,031,250)		2,770,093

Singapore - 0.0%
BOC Aviation Ltd., 144A (Cost $23,186)	3,716	27,641

South Africa - 3.4%
Absa Group Ltd.	12,120	55,233
Anglo American Platinum Ltd.(a)	805	60,034
AngloGold Ashanti Ltd.	6,845	199,746
Aspen Pharmacare Holdings Ltd.*	5,520	44,245
Bid Corp. Ltd.	5,141	84,891
Bidvest Group Ltd.	4,497	36,109
Capitec Bank Holdings Ltd.	1,080	53,200
Clicks Group Ltd.	4,247	57,625
Discovery Ltd.	6,799	48,544
Exxaro Resources Ltd.	4,043	32,718
FirstRand Ltd.	76,462	170,730
Gold Fields Ltd.	13,734	177,492
Growthpoint Properties Ltd. REIT	43,106	31,049
Harmony Gold Mining Co. Ltd.*	8,558	55,842
Impala Platinum Holdings Ltd.	12,701	117,163
Kumba Iron Ore Ltd.	971	30,417
Life Healthcare Group Holdings Ltd.	21,769	21,241
Momentum Metropolitan Holdings	17,362	15,527
Mr Price Group Ltd.	4,419	30,209
MTN Group Ltd.	27,046	97,438
MultiChoice Group*	7,017	40,108
Naspers Ltd., Class N	6,901	1,259,085
Nedbank Group Ltd.	6,250	35,392
Northam Platinum Ltd.*	5,369	50,693
Old Mutual Ltd.	78,132	51,577
Pepkor Holdings Ltd., 144A	10,101	5,780
Rand Merchant Investment Holdings Ltd.	12,920	22,919
Remgro Ltd.	8,769	45,482
Sanlam Ltd.	28,540	92,567
Sasol Ltd.*(a)	8,739	71,438
Shoprite Holdings Ltd.	7,938	51,745
Sibanye Stillwater Ltd.*	35,998	108,920
SPAR Group Ltd.	3,029	28,887
Standard Bank Group Ltd.	20,180	125,702
Tiger Brands Ltd.	2,670	27,160
Vodacom Group Ltd.	9,409	70,976
Woolworths Holdings Ltd.	15,151	28,414

(Cost $5,016,023)		3,536,298

South Korea - 10.8%
Alteogen, Inc.*	287	50,495
Amorepacific Corp.	526	74,390
AMOREPACIFIC Group	507	21,767
BGF retail Co. Ltd.	168	18,032
BNK Financial Group, Inc.	5,322	22,759
Celltrion Healthcare Co. Ltd.*	1,103	92,946
Celltrion Pharm, Inc.*	259	24,223
Celltrion, Inc.*	1,509	377,282
Cheil Worldwide, Inc.	1,128	17,330
CJ CheilJedang Corp.	138	47,282
CJ Corp.	306	20,865
CJ ENM Co. Ltd.	204	20,385
CJ Logistics Corp.*	160	20,406
Coway Co. Ltd.	750	50,383
Daelim Industrial Co. Ltd.	452	33,066
Daewoo Shipbuilding & Marine Engineering Co. Ltd.*	540	10,069
DB Insurance Co. Ltd.	721	26,494
Doosan Bobcat, Inc.	736	16,295
Douzone Bizon Co. Ltd.	313	26,612
E-MART, Inc.	277	27,982
Fila Holdings Corp.	852	24,888
GS Engineering & Construction Corp.	996	20,710
GS Holdings Corp.	805	22,024
GS Retail Co. Ltd.	433	12,011
Hana Financial Group, Inc.	4,476	106,257
Hankook Tire & Technology Co. Ltd.	953	23,667
Hanmi Pharm. Co. Ltd.	121	31,220
Hanon Systems	2,349	25,509
Hanwha Corp.	414	9,584
Hanwha Solutions Corp.	1,666	56,029
HLB, Inc.*	742	54,218
Hotel Shilla Co. Ltd.	560	33,141
Hyundai Engineering & Construction Co. Ltd.	1,416	38,443
Hyundai Glovis Co. Ltd.	300	36,746
Hyundai Heavy Industries Holdings Co. Ltd.	134	25,494
Hyundai Marine & Fire Insurance Co. Ltd.	987	18,362
Hyundai Mobis Co. Ltd.	1,075	202,711
Hyundai Motor Co.	2,372	352,435
Hyundai Steel Co.	1,405	29,687
Industrial Bank of Korea	4,142	28,208
Kakao Corp.	901	308,702

Kangwon Land, Inc.	1,636	28,440
KB Financial Group, Inc.	6,144	190,594
Kia Motors Corp.	4,186	149,588
KMW Co. Ltd.*	432	27,784
Korea Aerospace Industries Ltd.	1,354	25,589
Korea Electric Power Corp.*	3,873	66,838
Korea Gas Corp.	386	7,669
Korea Investment Holdings Co. Ltd.	777	39,834
Korea Shipbuilding & Offshore Engineering Co. Ltd.*	658	47,748
Korea Zinc Co. Ltd.	125	41,933
Korean Air Lines Co. Ltd.*	1,045	15,527
KT&G Corp.	1,847	129,208
Kumho Petrochemical Co. Ltd.	378	31,980
LG Chem Ltd.	743	462,850
LG Corp.	1,334	92,871
LG Display Co. Ltd.*	3,412	41,936
LG Electronics, Inc.	1,574	111,567
LG Household & Health Care Ltd.	151	187,240
LG Innotek Co. Ltd.	219	26,732
LG Uplus Corp.	3,645	36,668
Lotte Chemical Corp.	264	42,115
Lotte Corp.	345	8,713
Lotte Shopping Co. Ltd.	218	13,947
Meritz Securities Co. Ltd.	5,293	14,281
Mirae Asset Daewoo Co. Ltd.	3,238	25,350
NAVER Corp.	1,971	535,102
NCSoft Corp.	269	186,821
Neoplux Co. Ltd.*	25	51
Netmarble Corp., 144A*	344	48,216
NH Investment & Securities Co. Ltd.	1,159	8,742
Orion Corp.	425	50,267
Ottogi Corp.	31	15,710
Pan Ocean Co. Ltd.*	5,010	14,318
Pearl Abyss Corp.*	117	17,926
POSCO	1,162	180,477
POSCO Chemical Co. Ltd.	329	24,649
Posco International Corp.	988	11,311
S-1 Corp.	320	23,490
Samsung Biologics Co. Ltd., 144A*	265	173,558
Samsung C&T Corp.	1,352	122,919
Samsung Card Co. Ltd.	467	11,302
Samsung Electro-Mechanics Co. Ltd.	878	92,020
Samsung Electronics Co. Ltd.	75,736	3,442,835
Samsung Engineering Co. Ltd.*	2,746	26,122
Samsung Fire & Marine Insurance Co. Ltd.	463	72,886
Samsung Heavy Industries Co. Ltd.*	7,964	34,594
Samsung Life Insurance Co. Ltd.	1,261	64,966
Samsung SDI Co. Ltd.	899	342,451
Samsung SDS Co. Ltd.	522	69,210
Samsung Securities Co. Ltd.	1,050	26,650
Seegene, Inc.	290	64,206
Shin Poong Pharmaceutical Co. Ltd.*	450	51,709
Shinhan Financial Group Co. Ltd.	7,181	179,238
Shinsegae, Inc.	120	20,507
SK Holdings Co. Ltd.	566	101,965
SK Hynix, Inc.	8,696	549,768
SK Innovation Co. Ltd.	882	107,661
SK Telecom Co. Ltd.	624	130,274
S-Oil Corp.	658	31,296
Woori Financial Group, Inc.	8,858	63,085
Yuhan Corp.	795	44,840

(Cost $7,399,255)		11,267,253

Taiwan - 12.0%
Accton Technology Corp.	8,112	64,694
Acer, Inc.	41,804	33,268
Advantech Co. Ltd.	5,732	59,290
ASE Technology Holding Co. Ltd.	50,502	105,336
Asia Cement Corp.	35,398	51,273
Asustek Computer, Inc.	11,409	94,487
AU Optronics Corp.*	136,474	48,605
Catcher Technology Co. Ltd.	10,692	73,062
Cathay Financial Holding Co. Ltd.	126,509	171,818
Chailease Holding Co. Ltd.	20,603	90,932
Chang Hwa Commercial Bank Ltd.	82,931	51,582
Cheng Shin Rubber Industry Co. Ltd.	28,610	35,103
Chicony Electronics Co. Ltd.	9,128	27,532
China Development Financial Holding Corp.	216,578	63,036
China Life Insurance Co. Ltd.	42,642	29,865
China Steel Corp.	190,114	128,939
Chunghwa Telecom Co. Ltd.	59,522	220,102
Compal Electronics, Inc.	68,943	43,469
CTBC Financial Holding Co. Ltd.	276,219	178,394
Delta Electronics, Inc.	30,329	195,361
E.Sun Financial Holding Co. Ltd.	185,450	171,915
Eclat Textile Co. Ltd.	2,518	33,254
Eva Airways Corp.	47,910	18,778
Evergreen Marine Corp. Taiwan Ltd.*	53,835	31,925
Far Eastern New Century Corp.	46,555	41,967
Far EasTone Telecommunications Co. Ltd.	22,472	46,948
Feng TAY Enterprise Co. Ltd.	5,229	30,385
First Financial Holding Co. Ltd.	169,318	122,625
Formosa Chemicals & Fibre Corp.	53,316	123,198
Formosa Petrochemical Corp.	18,509	51,727
Formosa Plastics Corp.	59,532	158,663
Formosa Taffeta Co. Ltd.	17,850	19,254
Foxconn Technology Co. Ltd.	16,450	29,265
Fubon Financial Holding Co. Ltd.	107,684	157,077
Giant Manufacturing Co. Ltd.	4,882	50,748
Globalwafers Co. Ltd.	3,810	51,161
Highwealth Construction Corp.	15,731	24,877
Hiwin Technologies Corp.	3,661	40,177

Hon Hai Precision Industry Co. Ltd.	199,264	522,243
Hotai Motor Co. Ltd.	4,564	92,862
Hua Nan Financial Holdings Co. Ltd.	136,556	84,005
Innolux Corp.*	136,321	42,372
Inventec Corp.	37,404	29,001
Largan Precision Co. Ltd.	1,591	183,547
Lite-On Technology Corp.	36,933	58,405
MediaTek, Inc.	23,951	453,854
Mega Financial Holding Co. Ltd.	170,860	170,327
Micro-Star International Co. Ltd.	10,576	48,840
Nan Ya Plastics Corp.	81,141	170,072
Nanya Technology Corp.	18,550	32,812
Nien Made Enterprise Co. Ltd.	2,946	33,937
Novatek Microelectronics Corp.	9,048	74,009
Pegatron Corp.	31,406	66,898
Phison Electronics Corp.	2,823	26,651
Pou Chen Corp.	36,766	34,709
Powertech Technology, Inc.	10,097	29,732
President Chain Store Corp.	9,474	87,180
Quanta Computer, Inc.	45,635	119,759
Realtek Semiconductor Corp.	8,294	107,415
Ruentex Development Co. Ltd.	13,479	19,845
Shanghai Commercial & Savings Bank Ltd.	50,972	72,615
Shin Kong Financial Holding Co. Ltd.	188,370	53,285
SinoPac Financial Holdings Co. Ltd.	174,056	64,066
Standard Foods Corp.	7,588	16,473
Synnex Technology International Corp.	17,611	26,229
Taishin Financial Holding Co. Ltd.	147,414	66,569
Taiwan Business Bank	100,840	34,368
Taiwan Cement Corp.	75,664	110,628
Taiwan Cooperative Financial Holding Co. Ltd.	140,649	96,110
Taiwan High Speed Rail Corp.	33,255	36,835
Taiwan Mobile Co. Ltd.	26,378	91,248
Taiwan Semiconductor Manufacturing Co. Ltd.	391,603	5,692,234
Uni-President Enterprises Corp.	77,860	176,728
United Microelectronics Corp.	178,265	128,801
Vanguard International Semiconductor Corp.	14,396	45,874
Walsin Technology Corp.	5,010	27,320
Win Semiconductors Corp.	4,929	48,044
Winbond Electronics Corp.	43,240	17,905
Wistron Corp.	43,625	47,429
Wiwynn Corp.	1,252	33,368
WPG Holdings Ltd.	21,501	30,117
Yageo Corp.	4,890	55,497
Yuanta Financial Holding Co. Ltd.	150,692	94,499
Zhen Ding Technology Holding Ltd.	9,348	39,187

(Cost $7,076,684)		12,563,996

Thailand - 1.9%
Advanced Info Service PCL, NVDR	18,774	110,391
Airports of Thailand PCL, NVDR	69,400	124,874
Asset World Corp. PCL, NVDR	91,000	11,579
B Grimm Power PCL, NVDR	10,800	16,050
Bangkok Bank PCL, NVDR	8,646	29,586
Bangkok Commercial Asset Management PCL, NVDR	25,700	19,240
Bangkok Dusit Medical Services PCL, NVDR	146,900	98,177
Bangkok Expressway & Metro PCL, NVDR	134,100	38,994
Berli Jucker PCL, NVDR	19,000	22,588
BTS Group Holdings PCL, NVDR	125,844	42,053
Bumrungrad Hospital PCL, NVDR	5,900	20,948
Central Pattana PCL, NVDR	37,200	56,178
Central Retail Corp. PCL, NVDR*	28,600	27,339
Charoen Pokphand Foods PCL, NVDR	65,643	68,021
CP ALL PCL, NVDR	94,800	193,423
Electricity Generating PCL, NVDR	3,900	27,819
Energy Absolute PCL, NVDR	22,900	30,904
Global Power Synergy PCL, NVDR	10,800	22,209
Gulf Energy Development PCL, NVDR	45,500	46,052
Home Product Center PCL, NVDR	98,400	47,109
Indorama Ventures PCL, NVDR	28,097	21,396
Intouch Holdings PCL, NVDR	35,900	62,866
IRPC PCL, NVDR	190,918	14,355
Kasikornbank PCL, NVDR	27,979	75,740
Krung Thai Bank PCL, NVDR	68,206	20,929
Krungthai Card PCL, NVDR	11,700	11,560
Land & Houses PCL, NVDR	124,100	29,507
Minor International PCL, NVDR*	40,500	29,149
Muangthai Capital PCL, NVDR	10,100	16,145
Osotspa PCL, NVDR	10,800	13,447
PTT Exploration & Production PCL, NVDR	20,213	57,802
PTT Global Chemical PCL, NVDR	35,600	52,904
PTT PCL	41,800	48,351
PTT PCL, NVDR	141,780	164,000
Ratch Group PCL, NVDR	11,200	20,153
Siam Cement PCL	6,458	73,456
Siam Cement PCL, NVDR	5,800	65,972
Siam Commercial Bank PCL, NVDR	14,098	32,841
Srisawad Corp. PCL, NVDR	10,800	15,876
Thai Oil PCL, NVDR	18,157	24,211
Thai Union Group PCL, NVDR	54,700	24,782
TMB Bank PCL, NVDR	420,026	12,686
Total Access Communication PCL, NVDR	11,600	13,325
True Corp. PCL, NVDR	189,500	20,215

(Cost $2,285,449)		1,975,202

Turkey - 0.3%
Akbank T.A.S.*	45,545	30,338
Anadolu Efes Biracilik Ve Malt Sanayii AS	3,943	10,436
Aselsan Elektronik Sanayi Ve Ticaret AS	10,704	23,680
BIM Birlesik Magazalar AS	7,100	65,622
Eregli Demir ve Celik Fabrikalari TAS	22,518	26,748

Ford Otomotiv Sanayi AS	1,335	$15,367
Haci Omer Sabanci Holding AS	15,448	16,267
KOC Holding AS	12,751	25,881
Tupras Turkiye Petrol Rafinerileri AS*	2,020	22,013
Turk Hava Yollari AO*	10,531	15,149
Turkcell Iletisim Hizmetleri AS	13,444	26,225
Turkiye Garanti Bankasi AS*	38,612	35,556
Turkiye Is Bankasi AS, Class C*	23,601	15,785
Yapi ve Kredi Bankasi AS*	56,351	15,583

(Cost $761,428)		344,650

United Arab Emirates - 0.6%
Abu Dhabi Commercial Bank PJSC	46,177	69,646
Aldar Properties PJSC	63,178	34,916
Dubai Islamic Bank PJSC	27,536	30,736
Emaar Malls PJSC*	43,172	16,338
Emaar Properties PJSC*	53,322	41,808
Emirates NBD Bank PJSC	39,833	117,119
Emirates Telecommunications Group Co. PJSC	28,435	128,196
First Abu Dhabi Bank PJSC	42,640	133,034

(Cost $616,881)		571,793

TOTAL COMMON STOCKS (Cost $79,051,992)		100,496,394

PREFERRED STOCKS - 2.1%
Brazil - 1.3%
Banco Bradesco SA	71,663	271,295
Braskem SA, Class A	3,473	13,496
Centrais Eletricas Brasileiras SA, Class B	4,441	29,093
Cia Energetica de Minas Gerais	16,110	30,964
Cia Paranaense de Energia	1,687	19,024
Gerdau SA	18,889	65,819
Itau Unibanco Holding SA	76,262	327,822
Itausa SA	72,056	124,028
Lojas Americanas SA	14,687	86,511
Petroleo Brasileiro SA	75,445	301,450
Telefonica Brasil SA	6,690	58,419

(Cost $1,411,027)		1,327,921

Chile - 0.1%
Embotelladora Andina SA, Class B	5,576	11,877
Sociedad Quimica y Minera de Chile SA, Class B	2,045	63,923

(Cost $52,923)		75,800

Colombia - 0.1%
Bancolombia SA
(Cost $69,866)	7,347	52,476

Russia - 0.0%
Surgutneftegas PJSC
(Cost $57,270)	104,162	52,178

South Korea - 0.6%
Amorepacific Corp.	112	5,629
AMOREPACIFIC Group	37	1,050
Hyundai Motor Co.	468	34,276
Hyundai Motor Co.- 2nd Preferred	584	43,459
LG Chem Ltd.	110	34,725
LG Household & Health Care Ltd.	33	19,474
Samsung Electronics Co. Ltd.	13,057	522,104

(Cost $344,276)		660,717

TOTAL PREFERRED STOCKS (Cost $1,935,362)		2,169,092

CORPORATE BONDS - 0.0%
India - 0.0%
Britannia Industries Ltd.
8.00%, 8/28/22
(Cost $411) INR	29,160	418

RIGHTS - 0.0%
China - 0.0%
Zhengqi Financial Holding Corp.*(b)
(Cost $0)	532	0

Thailand - 0.0%
Gulf Energy Development PCL*, expires 9/23/20
(Cost $0)	4,550	219

TOTAL RIGHTS (Cost $0)		219

WARRANTS - 0.0%
Thailand - 0.0%
BTS Group Holdings PCL*, expires 2/16/21	14,384	411
Minor International PCL*, expires 7/31/23	1,841	583
Minor International PCL*, expires 9/30/21	2,475	57
Srisawad Corp. PCL*, expires 6/23/26(b)	432	0

TOTAL WARRANTS (Cost $0)		1,051

EXCHANGE-TRADED FUNDS - 0.0%
Global X MSCI Pakistan ETF (Cost $33,215) 875		23,573

SECURITIES LENDING COLLATERAL - 0.7%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.04%(c)(d) (Cost $706,230)	706,230	706,230

CASH EQUIVALENTS - 2.0% DWS Government Money Market Series “Institutional Shares”, 0.06%(c) (Cost $2,102,437)	2,102,437	$2,102,437

TOTAL INVESTMENTS - 100.8% (Cost $83,829,647)		$105,499,414
Other assets and liabilities, net - (0.8%)		(797,072)

NET ASSETS - 100.0%		$104,702,342

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended August 31, 2020 is as follows:

Value ($) at 5/31/2020	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2020	Value ($) at 8/31/2020
SECURITIES LENDING COLLATERAL — 0.7%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.04%(c)(d)
404,374	301,856(e)	—	—	—	76	—	706,230	706,230
CASH EQUIVALENTS — 2.0%
DWS Government Money Market Series “Institutional Shares”, 0.06%(c)
1,075,539	3,001,418	(1,974,520)	—	—	200	—	2,102,437	2,102,437

1,479,913	3,303,274	(1,974,520)	—	—	276	—	2,808,667	2,808,667

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2020 amounted to $1,218,161, which is 1.2% of net assets.

(b)	Investment was valued using significant unobservable inputs.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $552,458.

(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended August 31, 2020.

ADR:	American Depositary Receipt
CPO:	Ordinary Participation Certificates
GDR:	Global Depositary Receipt
JSC:	Joint Stock Company
NVDR:	Non Voting Depositary Receipt
PJSC:	Public Joint Stock Company
PSQC	Public Shareholders Qatari Company
QPSC:	Qatari Public Shareholders Company
QSC:	Qatari Shareholders Company
REIT:	Real Estate Investment Trust
SAE:	Societe Anonyme Egyptienne
SAQ:	Societe Anonyme Qatar
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

At August 31, 2020 the Xtrackers MSCI Emerging Markets Hedged Equity ETF had the following sector diversification:

Sector Diversification	Market Value	As a % of Total Investments excluding Exchange- Traded Funds, Securities Lending Collateral and Cash Equivalents
Consumer Discretionary	$20,173,515	19.7%
Financials	18,124,026	17.6
Information Technology	17,845,398	17.4
Communication Services	13,447,118	13.1
Materials	7,231,322	7.1
Consumer Staples	6,347,769	6.2
Energy	5,838,411	5.6
Health Care	4,590,718	4.5
Industrials	4,513,323	4.4
Real Estate	2,486,778	2.4
Utilities	2,068,796	2.0

Total	$102,667,174	100.0%

At August 31, 2020, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation(f)
MSCI Emerging Markets Index Futures	USD	33	$1,650,590	$1,815,660	9/18/2020	$165,070

(f)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of August 31, 2020.

17

As of August 31, 2020, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(g)	Unrealized Depreciation(g)
Citigroup Global Markets	9/3/2020	AED	2,084,300	USD	567,419	$—	$(20)
Citigroup Global Markets	9/3/2020	BRL	8,318,800	USD	1,596,300	78,001	—
JP Morgan & Chase Co.	9/3/2020	BRL	6,381,600	USD	1,227,254	62,521	—
RBC Capital Markets	9/3/2020	BRL	12,362,200	USD	2,372,141	115,863	—
RBC Capital Markets	9/3/2020	BRL	4,102,000	USD	787,861	39,188	—
Citigroup Global Markets	9/3/2020	CLP	363,705,300	USD	480,653	12,862	—
RBC Capital Markets	9/3/2020	CLP	95,364,400	USD	126,035	3,379	—
JP Morgan & Chase Co.	9/3/2020	CNH	16,608,200	USD	2,375,909	—	(47,925)
JP Morgan & Chase Co.	9/3/2020	CNH	5,682,000	USD	812,763	—	(16,479)
RBC Capital Markets	9/3/2020	CNH	14,483,700	USD	2,071,749	—	(42,032)
Citigroup Global Markets	9/3/2020	COP	669,847,400	USD	179,250	231	—
JP Morgan & Chase Co.	9/3/2020	CZK	2,364,000	USD	106,415	—	(987)
Citigroup Global Markets	9/3/2020	EGP	1,817,600	USD	113,070	—	(1,514)
JP Morgan & Chase Co.	9/3/2020	EUR	85,800	USD	101,519	—	(877)
Citigroup Global Markets	9/3/2020	HKD	75,581,100	USD	9,752,274	357	—
Citigroup Global Markets	9/3/2020	HKD	21,342,000	USD	2,753,697	27	—
JP Morgan & Chase Co.	9/3/2020	HKD	48,420,200	USD	6,247,647	189	—
RBC Capital Markets	9/3/2020	HKD	52,402,300	USD	6,761,500	248	—
JP Morgan & Chase Co.	9/3/2020	HUF	26,696,000	USD	91,604	2,006	—
RBC Capital Markets	9/3/2020	HUF	44,286,400	USD	151,970	3,335	—
Citigroup Global Markets	9/3/2020	IDR	10,656,232,800	USD	722,197	—	(9,353)
JP Morgan & Chase Co.	9/3/2020	IDR	8,804,007,900	USD	597,084	—	(7,311)
RBC Capital Markets	9/3/2020	IDR	1,516,118,300	USD	102,788	—	(1,294)
Citigroup Global Markets	9/3/2020	INR	90,272,800	USD	1,202,624	—	(23,381)
JP Morgan & Chase Co.	9/3/2020	INR	78,573,000	USD	1,045,215	—	(21,894)
JP Morgan & Chase Co.	9/3/2020	INR	483,574,900	USD	6,442,082	—	(125,402)
JP Morgan & Chase Co.	9/3/2020	KRW	4,168,201,100	USD	3,499,455	—	(9,428)
RBC Capital Markets	9/3/2020	KRW	1,766,831,000	USD	1,481,371	—	(5,986)
RBC Capital Markets	9/3/2020	KRW	9,011,604,500	USD	7,567,499	—	(18,668)
Citigroup Global Markets	9/3/2020	MXN	20,255,500	USD	909,297	—	(16,034)
Citigroup Global Markets	9/3/2020	MXN	1,955,000	USD	87,747	—	(1,563)
JP Morgan & Chase Co.	9/3/2020	MXN	6,043,400	USD	271,252	—	(4,828)
RBC Capital Markets	9/3/2020	MXN	11,175,500	USD	501,602	—	(8,927)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(g)	Unrealized Depreciation(g)
RBC Capital Markets	9/3/2020	MYR	807,000	USD	190,240	$—	$(3,471)
RBC Capital Markets	9/3/2020	MYR	7,247,800	USD	1,707,373	—	(32,381)
Citigroup Global Markets	9/3/2020	PHP	24,308,100	USD	494,650	—	(6,618)
JP Morgan & Chase Co.	9/3/2020	PHP	423,100	USD	8,610	—	(115)
RBC Capital Markets	9/3/2020	PHP	16,343,200	USD	332,490	—	(4,531)
Citigroup Global Markets	9/3/2020	PLN	2,192,800	USD	587,740	—	(7,670)
JP Morgan & Chase Co.	9/3/2020	PLN	662,200	USD	177,488	—	(2,319)
Citigroup Global Markets	9/3/2020	QAR	3,028,200	USD	831,695	—	(8)
Citigroup Global Markets	9/3/2020	RUB	52,125,800	USD	700,169	—	(3,313)
JP Morgan & Chase Co.	9/3/2020	RUB	24,036,000	USD	322,777	—	(1,609)
JP Morgan & Chase Co.	9/3/2020	RUB	153,417,100	USD	2,060,225	—	(10,268)
JP Morgan & Chase Co.	9/3/2020	THB	67,144,600	USD	2,147,981	—	(9,422)
JP Morgan & Chase Co.	9/3/2020	TRY	925,200	USD	128,949	3,037	—
RBC Capital Markets	9/3/2020	TRY	2,139,100	USD	298,736	7,624	—
Citigroup Global Markets	9/3/2020	TWD	122,078,700	USD	4,174,730	14,072	—
JP Morgan & Chase Co.	9/3/2020	TWD	71,913,000	USD	2,456,213	5,291	—
JP Morgan & Chase Co.	9/3/2020	TWD	166,554,500	USD	5,699,042	22,570	—
RBC Capital Markets	9/3/2020	TWD	55,209,500	USD	1,890,089	8,452	—
Citigroup Global Markets	9/3/2020	USD	567,442	AED	2,084,300	—	(3)
Citigroup Global Markets	9/3/2020	USD	1,516,231	BRL	8,318,800	2,069	—
JP Morgan & Chase Co.	9/3/2020	USD	1,165,781	BRL	6,381,600	—	(1,048)
RBC Capital Markets	9/3/2020	USD	271,466	BRL	1,448,000	—	(7,185)
RBC Capital Markets	9/3/2020	USD	2,737,186	BRL	15,016,200	3,485	—
Citigroup Global Markets	9/3/2020	USD	468,952	CLP	363,705,300	—	(1,161)
RBC Capital Markets	9/3/2020	USD	122,960	CLP	95,364,400	—	(305)
JP Morgan & Chase Co.	9/3/2020	USD	241,985	CNH	1,692,000	4,949	—
JP Morgan & Chase Co.	9/3/2020	USD	3,007,410	CNH	20,598,200	—	(1,267)
RBC Capital Markets	9/3/2020	USD	2,114,671	CNH	14,483,700	—	(891)
Citigroup Global Markets	9/3/2020	USD	178,627	COP	669,847,400	392	—
JP Morgan & Chase Co.	9/3/2020	USD	107,597	CZK	2,364,000	—	(195)
Citigroup Global Markets	9/3/2020	USD	114,675	EGP	1,817,600	—	(92)
JP Morgan & Chase Co.	9/3/2020	USD	102,613	EUR	85,800	—	(216)
Citigroup Global Markets	9/3/2020	USD	11,079,340	HKD	85,867,100	—	(263)
Citigroup Global Markets	9/3/2020	USD	1,426,623	HKD	11,056,000	—	(113)
JP Morgan & Chase Co.	9/3/2020	USD	6,247,647	HKD	48,420,200	—	(189)
RBC Capital Markets	9/3/2020	USD	6,761,456	HKD	52,402,300	—	(204)
JP Morgan & Chase Co.	9/3/2020	USD	89,958	HUF	26,696,000	—	(360)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(g)	Unrealized Depreciation(g)
RBC Capital Markets	9/3/2020	USD	149,236	HUF	44,286,400	$—	$(601)
Citigroup Global Markets	9/3/2020	USD	730,004	IDR	10,656,232,800	1,546	—
JP Morgan & Chase Co.	9/3/2020	USD	603,345	IDR	8,804,007,900	1,050	—
RBC Capital Markets	9/3/2020	USD	103,915	IDR	1,516,118,300	167	—
Citigroup Global Markets	9/3/2020	USD	1,227,316	INR	90,272,800	—	(1,311)
JP Morgan & Chase Co.	9/3/2020	USD	414,411	INR	31,189,000	9,170	—
JP Morgan & Chase Co.	9/3/2020	USD	7,214,606	INR	530,958,900	—	(3,594)
JP Morgan & Chase Co.	9/3/2020	USD	3,508,587	KRW	4,168,201,100	297	—
RBC Capital Markets	9/3/2020	USD	593,522	KRW	709,051,000	3,373	—
RBC Capital Markets	9/3/2020	USD	8,473,773	KRW	10,069,384,500	2,856	—
Citigroup Global Markets	9/3/2020	USD	81,624	MXN	1,866,000	3,620	—
Citigroup Global Markets	9/3/2020	USD	929,452	MXN	20,344,500	—	(56)
JP Morgan & Chase Co.	9/3/2020	USD	276,131	MXN	6,043,400	—	(51)
RBC Capital Markets	9/3/2020	USD	510,565	MXN	11,175,500	—	(35)
RBC Capital Markets	9/3/2020	USD	1,845,144	MYR	7,675,800	—	(2,653)
RBC Capital Markets	9/3/2020	USD	90,088	MYR	379,000	887	—
Citigroup Global Markets	9/3/2020	USD	502,088	PHP	24,308,100	—	(820)
JP Morgan & Chase Co.	9/3/2020	USD	8,738	PHP	423,100	—	(13)
RBC Capital Markets	9/3/2020	USD	337,600	PHP	16,343,200	—	(579)
Citigroup Global Markets	9/3/2020	USD	597,734	PLN	2,192,800	—	(2,324)
JP Morgan & Chase Co.	9/3/2020	USD	180,507	PLN	662,200	—	(700)
Citigroup Global Markets	9/3/2020	USD	831,695	QAR	3,028,200	8	—
Citigroup Global Markets	9/3/2020	USD	703,664	RUB	52,125,800	—	(183)
JP Morgan & Chase Co.	9/3/2020	USD	2,236,663	RUB	165,671,100	—	(793)
JP Morgan & Chase Co.	9/3/2020	USD	159,705	RUB	11,782,000	—	(697)
JP Morgan & Chase Co.	9/3/2020	USD	2,065,806	THB	64,153,600	—	(4,505)
JP Morgan & Chase Co.	9/3/2020	USD	96,344	THB	2,991,000	—	(241)
JP Morgan & Chase Co.	9/3/2020	USD	125,724	TRY	925,200	188	—
RBC Capital Markets	9/3/2020	USD	290,599	TRY	2,139,100	513	—
Citigroup Global Markets	9/3/2020	USD	4,156,111	TWD	122,078,700	4,547	—
JP Morgan & Chase Co.	9/3/2020	USD	662,081	TWD	19,396,000	—	(1,031)
JP Morgan & Chase Co.	9/3/2020	USD	7,456,484	TWD	219,071,500	9,860	—
RBC Capital Markets	9/3/2020	USD	1,879,792	TWD	55,209,500	1,845	—
JP Morgan & Chase Co.	9/3/2020	USD	2,399,847	ZAR	40,656,400	—	(2,222)
JP Morgan & Chase Co.	9/3/2020	USD	184,786	ZAR	3,223,000	5,283	—
RBC Capital Markets	9/3/2020	USD	1,413,748	ZAR	23,953,900	—	(1,118)
JP Morgan & Chase Co.	9/3/2020	ZAR	38,938,400	USD	2,279,139	—	(17,171)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(g)	Unrealized Depreciation(g)
JP Morgan & Chase Co.	9/3/2020	ZAR	4,941,000	USD	289,196	$—	$(2,189)
RBC Capital Markets	9/3/2020	ZAR	23,953,900	USD	1,402,014	—	(10,616)
Citigroup Global Markets	10/5/2020	BRL	8,318,800	USD	1,514,988	—	(1,773)
JP Morgan & Chase Co.	10/5/2020	BRL	6,381,600	USD	1,164,740	1,188	—
RBC Capital Markets	10/5/2020	BRL	15,016,200	USD	2,734,743	—	(3,150)
Citigroup Global Markets	10/5/2020	CLP	363,705,300	USD	468,928	1,136	—
RBC Capital Markets	10/5/2020	CLP	95,364,400	USD	122,952	296	—
Citigroup Global Markets	10/5/2020	COP	669,847,400	USD	178,240	—	(398)
JP Morgan & Chase Co.	10/5/2020	CZK	2,364,000	USD	107,579	159	—
JP Morgan & Chase Co.	10/5/2020	EUR	85,800	USD	102,685	215	—
JP Morgan & Chase Co.	10/5/2020	HUF	26,696,000	USD	89,948	362	—
RBC Capital Markets	10/5/2020	HUF	44,286,400	USD	149,203	587	—
Citigroup Global Markets	10/5/2020	IDR	10,656,232,800	USD	728,377	—	(957)
JP Morgan & Chase Co.	10/5/2020	IDR	8,804,007,900	USD	601,695	—	(868)
RBC Capital Markets	10/5/2020	IDR	1,516,118,300	USD	103,702	—	(65)
RBC Capital Markets	10/5/2020	IDR	1,867,450,000	USD	127,807	—	(5)
Citigroup Global Markets	10/5/2020	MXN	20,344,500	USD	925,971	231	—
JP Morgan & Chase Co.	10/5/2020	MXN	6,043,400	USD	275,050	56	—
RBC Capital Markets	10/5/2020	MXN	11,175,500	USD	508,532	11	—
RBC Capital Markets	10/5/2020	MYR	7,675,800	USD	1,844,922	4,685	—
Citigroup Global Markets	10/5/2020	PHP	24,308,100	USD	501,043	681	—
JP Morgan & Chase Co.	10/5/2020	PHP	423,100	USD	8,724	14	—
RBC Capital Markets	10/5/2020	PHP	16,343,200	USD	337,043	632	—
Citigroup Global Markets	10/5/2020	PLN	2,192,800	USD	597,848	2,335	—
JP Morgan & Chase Co.	10/5/2020	PLN	662,200	USD	180,537	699	—
Citigroup Global Markets	10/5/2020	RUB	35,138,000	USD	471,082	—	(1,485)
Citigroup Global Markets	10/5/2020	RUB	52,125,800	USD	701,250	217	—
JP Morgan & Chase Co.	10/5/2020	RUB	165,671,100	USD	2,229,224	1,133	—
JP Morgan & Chase Co.	10/5/2020	THB	64,153,600	USD	2,061,995	948	—
JP Morgan & Chase Co.	10/5/2020	TRY	925,200	USD	124,161	—	(397)
RBC Capital Markets	10/5/2020	TRY	2,139,100	USD	286,896	—	(1,088)
JP Morgan & Chase Co.	10/5/2020	ZAR	40,656,400	USD	2,391,419	2,277	—
RBC Capital Markets	10/5/2020	ZAR	2,638,000	USD	155,127	106	—
RBC Capital Markets	10/5/2020	ZAR	23,953,900	USD	1,408,640	1,007	—
Citigroup Global Markets	10/6/2020	AED	2,084,300	USD	567,411	3	—
Citigroup Global Markets	10/6/2020	HKD	85,867,100	USD	11,076,553	346	—
JP Morgan & Chase Co.	10/6/2020	HKD	48,420,200	USD	6,245,713	—	(127)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(g)	Unrealized Depreciation(g)
JP Morgan & Chase Co.	10/6/2020	HKD	16,268,000	USD	2,098,478	$29	$—
RBC Capital Markets	10/6/2020	HKD	52,402,300	USD	6,759,799	298	—
Citigroup Global Markets	10/6/2020	INR	90,272,800	USD	1,222,942	1,271	—
Citigroup Global Markets	10/6/2020	INR	53,187,000	USD	721,590	1,805	—
JP Morgan & Chase Co.	10/6/2020	INR	530,958,900	USD	7,188,234	2,714	—
Citigroup Global Markets	10/6/2020	QAR	3,028,200	USD	831,809	16	—
Citigroup Global Markets	10/7/2020	EGP	1,817,600	USD	113,858	275	—
JP Morgan & Chase Co.	10/7/2020	KRW	4,168,201,100	USD	3,508,439	—	(582)
JP Morgan & Chase Co.	10/7/2020	KRW	1,226,861,000	USD	1,033,494	655	—
RBC Capital Markets	10/7/2020	KRW	10,069,384,500	USD	8,473,523	—	(3,438)
Citigroup Global Markets	10/7/2020	TWD	122,078,700	USD	4,163,368	2,178	—
JP Morgan & Chase Co.	10/7/2020	TWD	219,071,500	USD	7,471,743	4,444	—
RBC Capital Markets	10/7/2020	TWD	10,109,000	USD	344,958	382	—
RBC Capital Markets	10/7/2020	TWD	55,209,500	USD	1,883,319	1,441	—
JP Morgan & Chase Co.	10/13/2020	CNH	20,598,200	USD	2,999,177	1,865	—
RBC Capital Markets	10/13/2020	CNH	2,924,000	USD	425,714	234	—
RBC Capital Markets	10/13/2020	CNH	14,483,700	USD	2,108,883	1,312	—

Total unrealized appreciation (depreciation)						$473,601	$(526,956)

(g)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of August 31, 2020.

Currency Abbreviations
AED	Arab Emirates Dirham
BRL	Brazilian Real
CLP	Chilean Peso
CNH	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
EGP	Egyptian Pound
EUR	Euro
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PHP	Philippine Peso
PLN	Polish Zloty
QAR	Qatari Rial
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	U.S. Dollar
ZAR	South African Rand

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2020 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(h)	$100,488,043	$—	$8,351	$100,496,394
Preferred Stocks(h)	2,169,092	—	—	2,169,092
Corporate Bonds	—	418	—	418
Rights(h)	—	219	0	219
Warrants	1,051	—	0	1,051
Exchange-Traded Funds	23,573	—	—	23,573
Short-Term Investments(h)	2,808,667	—	—	2,808,667
Derivatives(i)
Forward Foreign Currency Contracts	—	473,601	—	473,601
Futures Contracts	165,070	—	—	165,070

TOTAL	$105,655,496	$474,238	$8,351	$106,138,085

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives(i)
Forward Foreign Currency Contracts	$—	$(526,956)	$—	$(526,956)

TOTAL	$—	$(526,956)	$—	$(526,956)

(h)	See Schedule of Investments for additional detailed categorizations.
(i)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.